Intangible Assets, Net (Finite-lived Intangible Assets by Major Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 175,690	$ 250,471
Accumulated Amortization	(112,392)	(163,640)
Accumulated Impairment	(57,904)	(77,695)
Net Carrying Amount	5,394	9,136
Purchased video content [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	71,753	138,902
Accumulated Amortization	(49,920)	(99,961)
Accumulated Impairment	(20,885)	(37,343)
Net Carrying Amount	948	1,598
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	56,283	60,454
Accumulated Amortization	(39,638)	(39,431)
Accumulated Impairment	(12,728)	(13,895)
Net Carrying Amount	3,917	7,128
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	24,867	26,766
Accumulated Amortization	(9,752)	(10,240)
Accumulated Impairment	(15,110)	(16,506)
Net Carrying Amount	5	20
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,832	12,474
Accumulated Amortization	(11,308)	(12,084)
Accumulated Impairment	0	0
Net Carrying Amount	524	390
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,212	8,879
Accumulated Amortization	(869)	(936)
Accumulated Impairment	(7,343)	(7,943)
Net Carrying Amount	0	0
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,743	2,996
Accumulated Amortization	(905)	(988)
Accumulated Impairment	(1,838)	(2,008)
Net Carrying Amount	$ 0	$ 0